Schedule of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 29,553		$ 63,099		$ 64,621		$ 25,537		$ 26,490		$ 57,968		$ 65,423		$ 23,048		$ 182,810		$ 172,929		$ 151,387
Less: distributed and undistributed earnings allocated to non-vested restricted common stock																	14,806		13,634		11,444
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 168,004		$ 159,295		$ 139,943
Weighted-average common shares outstanding - Basic																	32,582,385		32,435,961		32,308,073
Basic earnings per share for Common and Class B common stock	$ 0.81	[1]	$ 1.78	[1]	$ 1.82	[1]	$ 0.71	[1]	$ 0.75	[1]	$ 1.64	[1]	$ 1.86	[1]	$ 0.65	[1]	$ 5.16	[1]	$ 4.91	[1]	$ 4.33
Net income attributable to Watsco, Inc. shareholders	$ 29,553		$ 63,099		$ 64,621		$ 25,537		$ 26,490		$ 57,968		$ 65,423		$ 23,048		$ 182,810		$ 172,929		$ 151,387
Less: distributed and undistributed earnings allocated to non-vested restricted common stock																	14,801		13,626		11,435
Earnings allocated to Watsco, Inc. shareholders - Diluted																	$ 168,009		$ 159,303		$ 139,952
Weighted-average common shares outstanding - Basic																	32,582,385		32,435,961		32,308,073
Effect of dilutive stock options																	34,119		44,395		50,781
Weighted-average common shares outstanding - Diluted																	32,616,504		32,480,356		32,358,854
Diluted earnings per share for Common and Class B common stock	$ 0.81	[1]	$ 1.78	[1]	$ 1.82	[1]	$ 0.71	[1]	$ 0.75	[1]	$ 1.64	[1]	$ 1.85	[1]	$ 0.65	[1]	$ 5.15	[1]	$ 4.90	[1]	$ 4.32
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 154,021		$ 146,037		$ 128,214
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - Basic																	$ 13,983		$ 13,258		$ 11,729

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.